LITMAN GREGORY FUNDS TRUST
Supplement dated September 19, 2024 to the
Prospectus and Statement of Additional Information (“SAI”)
of the iMGP Dolan McEniry Corporate Bond Fund (“Fund”) dated April 29, 2024, as supplemented
Effective September 13, 2024, the Fund’s management fee was reduced from 0.50% to 0.42% and the Fund’s annual fund operating expenses after fee waiver and/or expense reimbursement were reduced from 0.70% to 0.62%.
The table entitled “Annual Operating Expenses” and the related example on page 36 of the Fund’s Prospectus are hereby deleted and replaced in their entirety by the table and example set forth below:

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Management Fees	0.42%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.33%

Total Annual Fund Operating Expenses (1)	0.75%
Less Fee Waiver and/or Expense Reimbursement (2)	(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1), (2)	0.62%

(1)
“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” do not correlate to the corresponding ratios included in the Dolan McEniry Corporate Bond Fund’s Financial Highlights because the management fees and the fee waiver and/or expense reimbursement for the Fund were reduced effective September 13, 2024 and were not in effect for the previous fiscal year.

(2)
Pursuant to a contractual operating expense limitation between iM Global Partner Fund Management, LLC (formerly, Litman Gregory Fund Advisors, LLC) (“iM Global” or the “Advisor”), the advisor to the Dolan McEniry Corporate Bond Fund, and the Dolan McEniry Corporate Bond Fund, iM Global has agreed to waive its management fees and/or reimburse the Dolan McEniry Corporate Bond Fund to ensure that the Total Annual Fund Operating Expenses (excluding any front‑end or contingent deferred loads, Rule 12b‑1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 0.62% of the Dolan McEniry Corporate Bond Fund’s average daily net assets through April 30, 2025 for the Institutional Class shares. To the extent the Dolan McEniry Corporate Bond Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 0.62%. This agreement may be renewed for additional periods of one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense reimbursement; or (2) the expense limitation in place at the time of the recoupment.

Example
This example is intended to help you compare the cost of investing in the Dolan McEniry Corporate Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Dolan McEniry Corporate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Dolan McEniry Corporate Bond Fund’s operating expenses remain the same. The cost for the Dolan McEniry Corporate Bond Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$63	$222	$400	$914
The following replaces the information related to the Dolan McEniry Corporate Bond Fund first table in the section entitled “Advisory Fees” on page 73 of the Prospectus:

Fund	Advisory Fee (as a percentage of net assets)

Dolan McEniry Corporate Bond Fund*	All net assets	0.42%

*As of September 13, 2024.
The following replaces the information related to the Dolan McEniry Corporate Bond Fund in the second table in the section entitled “Advisory Fees” on page 73 of the Prospectus:

Fund	Aggregate Gross Annual Fee Rates iM Global Pays to Sub‑Advisor(s)

Dolan McEniry Corporate Bond Fund*	0.270%

*As of September 13, 2024.
The following replaces the ninth paragraph in the section entitled “Advisory Fees” in the Prospectus:
Pursuant to an Operating Expenses Limitation Agreement (the “Expenses Limitation Agreement”), iM Global has agreed to waive its management fees and/or reimburse the Dolan McEniry Corporate Bond Fund to ensure that the Total Annual Fund Operating Expenses (excluding any front‑end or contingent deferred loads, Rule 12b‑1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 0.62% of the Dolan McEniry Corporate Bond Fund’s average daily net assets through April 30, 2025 for the Institutional Class shares. To the extent the Dolan McEniry Corporate Bond Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 0.62%. This agreement may be renewed for additional periods of one (1) year and may be terminated by the Board of the Trust upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Dolan McEniry Corporate Bond Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment.
The following replaces the fifteenth paragraph in the section entitled “The Advisor and the Sub‑Advisors” in the SAI:
Pursuant to a contractual operating expense limitation between iM Global and the Dolan McEniry Corporate Bond Fund, iM Global has agreed to waive its management fees and/or reimburse the Fund’s to ensure that the Total Annual Fund Operating

Expenses (excluding any front‑end or contingent deferred loads, Rule 12b‑1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 0.62% of the Fund’s average daily net assets through April 30, 2025. To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 0.62%. This agreement may be renewed for additional periods of one (1) year and may be terminated by the Board upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment.
Please keep this Supplement with your Prospectus and Statement of Additional Information.